TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS - Provisions (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS
Provisions	R$ 2,292,412	R$ 2,328,849
Provisions
TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS
Provisions	2,292,412	2,328,849	R$ 2,185,825	R$ 2,026,003
Tax Provisions
TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS
Provisions	1,928,918	1,925,237
Labor provisions
TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS
Provisions	326,315	369,041
Civil provisions
TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS
Provisions	R$ 37,179	R$ 34,571